                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 1999

 Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     UNITRIN, INC.
 Address:  One East Wacker Drive
           Chicago, IL 60601

 Form 13F File Number:  28-2715

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Scott Renwick
 Title:    Secretary
 Phone:    (312) 661-4600

 Signature, Place, and Date of Signing:

  /S/ Scott Renwick            Chicago, IL                May 14, 1999

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
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                      Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:       2

 Form 13F Information Table Entry Total:  29

 Form 13F Information Table Value Total: $1,741,975
                                          (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number        Name

      1.        28-121                     Trinity Universal Insurance Company
      2.        28-117                     United Insurance Company of America
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                          FORM 13F INFORMATION TABLE
                            AS OF DATE: 03/31/1999


                                                              VALUE    SHARES/    SH/ INVSTMT   OTHER              VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT    PRN DSCRETN  MANAGERS     SOLE     SHARED  NONE
BAKER HUGHES INC.                 COM             057224107  200,211   8,234,749  SH  SOLE                8,234,749
CURTISS-WRIGHT CORP.              COM             231561101  136,130   4,382,400  SH  SOLE                4,382,400
LITTON INDUSTRIES INC.            COM             538021106  106,133   1,827,893  SH  SOLE                1,827,893
ALLEGHENY ENERGY INC.             COM             017361106    5,251     178,000  SH  DEFINED     1         178,000
ASSOCIATES FIRST CAP CORP         CL A            046008108      613      13,628  SH  DEFINED     1          13,628
BAKER HUGHES INC.                 COM             057224107  411,410  16,921,412  SH  DEFINED     1      16,921,412
FORD MOTOR COMPANY                COM             345370100    1,474      26,000  SH  DEFINED     1          26,000
LITTON INDUSTRIES INC.            COM             538021106  312,314   5,378,883  SH  DEFINED     1       5,378,883
UNOVA, INC.                       COM             91529B106   95,043   7,206,776  SH  DEFINED     1       7,206,776
ALLEGHENY ENERGY INC.             COM             017361106    6,549     222,000  SH  DEFINED     2         222,000
ASSOCIATES FIRST CAP CORP         CL A            046008108    3,762      83,604  SH  DEFINED     2          83,604
BARCLAYS BK PLC                   AM DEP NT RCPT  06738C836    4,224     159,000  SH  DEFINED     2         159,000
ENRON CORP.                       COM             293561106   11,642     181,200  SH  DEFINED     2         181,200
FORD MOTOR COMPANY                COM             345370100    9,042     159,500  SH  DEFINED     2         159,500
HARTFORD FINANCIAL SERVICES GROUP COM             416515104   27,622     486,200  SH  DEFINED     2         486,200
ITT INDUSTRIES INC.               COM             450911102    8,600     243,100  SH  DEFINED     2         243,100
LITTON INDUSTRIES INC.            COM             538021106  316,501   5,450,988  SH  DEFINED     2       5,450,988
UNOVA, INC.                       COM             91529B106   71,888   5,450,988  SH  DEFINED     2       5,450,988
AT&T CORP.                        COM             001957109    1,309      16,405  SH  DEFINED                16,405
ALLEGHENY ENERGY INC.             COM             017361106    1,298      44,000  SH  DEFINED                44,000
AMERICAN ELECTRIC POWER INC.      COM             025537101      212       5,334  SH  DEFINED                 5,334
ASSOCIATES FIRST CAP CORP         CL A            046008108      708      15,724  SH  DEFINED                15,724
FORD MOTOR COMPANY                COM             345370100    1,701      30,000  SH  DEFINED                30,000
GENERAL ELECTRIC COMPANY          COM             369604103    1,770      16,000  SH  DEFINED                16,000
GENERAL MOTORS CORPORATION        COM             370442105    1,740      20,000  SH  DEFINED                20,000
LIBERTY ALLSTAR EQUITY FUND       SH BEN INT      530158104    2,052     160,183  SH  DEFINED               160,183
LUCENT TECHNOLOGY INC.            COM             549463107    1,148      10,632  SH  DEFINED                10,632
MISSISSIPPI VY BANCSHARES INC     COM             605720101    1,162      36,159  SH  DEFINED                36,159
SOUTHERN COMPANY                  COM             842587107      466      20,000  SH  DEFINED                20,000